Consolidated Balance Sheets	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Current assets
Cash and cash equivalents	$ 268,436	$ 198,938	$ 3,193
Accounts receivable	113,643	84,221	61,793
Other current assets	15,340	11,368	7,396
Deferred offering costs	787,977	583,970
Advance payment to vendor	147,135	109,042
Total current assets	1,332,531	987,539	72,382
Non-current assets
Property and equipment, net	2,030	1,505
Right-of-use assets, net	23,252	17,232	61,401
Total non-current assets	25,282	18,737	61,401
TOTAL ASSETS	1,357,813	1,006,276	133,783
Current liabilities
Accounts payable	438,700	325,121	438,700
Accruals and other payables	585,028	433,564	25,344
Deferred revenue	544,678	403,661	16,699
Lease liabilities	20,463	15,165	38,150
Bank loan	3,442	2,551	10,419
Total current liabilities	2,284,292	1,692,889	860,074
Non-current liabilities
Lease liabilities	2,789	2,067	23,251
Bank loan			3,526
Warrant liabilities	276,250	204,729
Total Non-current liabilities	279,039	206,796	26,777
TOTAL LIABILITIES	2,563,331	1,899,685	886,851
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, US$0.001 par value, 50,000,000 shares authorized, 17,500,000 share issued and outstanding as of February 29, 2024 and February 28, 2025	23,550	17,500	23,550
Additional paid in capital	1,076,450	797,710	1,076,450
Accumulated losses	(2,305,518)	(1,708,619)	(1,853,068)
Total shareholders' deficit	(1,205,518)	(893,409)	(753,068)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	1,357,813	1,006,276	133,783
Related Party [Member]
Current assets
Accounts receivable
Third Party [Member]
Current assets
Accounts receivable	113,643	84,221	61,793
Director [Member]
Current liabilities
Amount due to director	$ 691,981	$ 512,827	$ 330,762